 d
Item 1. Schedule of Investments

T. ROWE PRICE TAX-EXEMPT MONEY FUND
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

ALABAMA 0.5%
Alabama, GO, 3.00%, 2/1/06	2,690	2,691
Tuscaloosa County Board of Ed., VRDN (Currently 3.06%)	3,810	3,810
Total Alabama (Cost $6,501)		6,501

ALASKA 0.6%
Valdez Marine, BP Pipelines, VRDN (Currently 3.00%)	7,005	7,005
Total Alaska (Cost $7,005)		7,005

ARIZONA 2.2%
Arizona Tourism and Sports Auth.
VRDN (Currently 2.99%) (AMBAC Insured)	10,000	10,000
Maricopa County IDA, Gran Victoria Housing
VRDN (Currently 3.05%)	16,510	16,510
Total Arizona (Cost $26,510)		26,510

ARKANSAS 0.6%
Arkansas Hosp. Equipment Fin. Auth., Baptist Health, Little Rock
VRDN (Currently 3.09%) (MBIA Insured)	7,600	7,600
Total Arkansas (Cost $7,600)		7,600

CALIFORNIA 3.1%
California, GO
VRDN (Currently 3.06%) (AMBAC Insured)	2,995	2,995
VRDN (Currently 3.10%) (Tender 1/18/06)	7,000	7,000
California Dept. of Water Resources
Power Supply
VRDN (Currently 3.17%) (Tender 2/16/06) (FSA Insured)	6,000	6,000
VRDN (Currently 3.18%) (Tender 2/02/06) (FSA Insured)	7,000	7,000
VRDN (Currently 3.20%) (Tender 1/12/06)	8,000	8,000
California Infrastructure & Economic Dev. Bank
Salvation Army West, TECP, 2.85%, 5/3/06	6,400	6,400
Total California (Cost $37,395)		37,395

COLORADO 2.4%
Colorado HFA
Sisters of Charity of Leavenworth
VRDN (Currently 2.98%)	4,800	4,800
VRDN (Currently 2.98%)	2,090	2,090
Colorado Housing Fin. Auth., Single Family, 2.75%, 7/5/06	16,910	16,910
Denver City & County, Wellington E. Web
VRDN (Currently 2.99%) (AMBAC Insured)	3,000	3,000
Denver City & County IDRB, W.W. Grainger
VRDN (Currently 3.10%)	2,190	2,190
Total Colorado (Cost $28,990)		28,990

DELAWARE 1.7%
Delaware HFA, Beebe Medical Center
VRDN (Currently 3.06%)	20,000	20,000
Total Delaware (Cost $20,000)		20,000

DISTRICT OF COLUMBIA 0.6%
District of Columbia, Maret School
VRDN (Currently 3.00%)	6,650	6,650
Total District of Columbia (Cost $6,650)		6,650

FLORIDA 1.9%
Florida Board of Ed., GO, VRDN (Currently 3.07%)
(FGIC Insured)	3,400	3,400
Florida DOT, Turnpike, VRDN (Currently 3.07%)
(FSA Insured)	5,000	5,000
Highlands County HFA, Adventist Health / Sunbelt
VRDN (Currently 3.05%)	1,090	1,090
Jacksonville HFA, Mayo Foundation, TECP, 2.65%, 12/20/05	11,000	11,000
Santa Rosa County HFA, Baptist Health Care, Pensacola
VRDN (Currently 3.05%)	725	725
Tampa Bay Water, VRDN (Currently 3.07%) (FGIC Insured)	2,000	2,000
Total Florida (Cost $23,215)		23,215

GEORGIA 0.6%
Atlanta Airport Fac., 6.50%, 1/1/06 (AMBAC Insured)	2,000	2,006
Georgia, GO
VRDN (Currently 3.07%)	3,700	3,700
VRDN (Currently 3.07%)	1,000	1,000
Total Georgia (Cost $6,706)		6,706

ILLINOIS 8.3%
Chicago, GO
VRDN (Currently 3.06%) (MBIA Insured)	21,155	21,155
VRDN (Currently 3.07%) (FSA Insured)	5,000	5,000
Chicago Board of Ed., GO, VRDN (Currently 3.04%)
(FSA Insured)	4,000	4,000
Chicago Wastewater, VRDN (Currently 3.06%) (MBIA Insured)	3,080	3,080
Illinois, GO
VRDN (Currently 3.07%) (AMBAC Insured)	2,000	2,000
RAN, 4.50%, 4/28/06	5,000	5,027
Illinois Dev. Fin. Auth.
Palos Community Hosp.
VRDN (Currently 3.09%)	4,500	4,500
VRDN (Currently 3.09%)	2,000	2,000
VRDN (Currently 3.09%)	8,100	8,100
Illinois HFA
Friendship Village of Schaumburg
VRDN (Currently 3.05%)	9,500	9,500
Little Company of Mary Hosp.
VRDN (Currently 3.09%)	4,500	4,500
Villa Saint Benedict, VRDN (Currently 3.13%)	5,600	5,600
Illinois State Unemployment Insurance Fund
5.00%, 12/15/05	12,500	12,512
Metropolitan Pier & Exposition Auth.
VRDN (Currently 3.07%) (MBIA Insured)	1,500	1,500
Metropolitan Water Reclamation Dist., GO, 5.00%, 12/1/05	1,000	1,000
Regional Transportation Auth., VRDN (Currently 3.00%)	10,000	10,000
Total Illinois (Cost $99,474)		99,474

INDIANA 1.3%
Hammond, BP, VRDN (Currently 3.00%)	1,760	1,760
Indiana HFFA
Ascension Health
2.72%, 11/15/36 (Tender 6/1/06)	2,500	2,500
2.74%, 11/15/36 (Tender 7/3/06)	1,000	1,000
Deaconess Hosp., VRDN (Currently 3.04%)	10,000	10,000
Total Indiana (Cost $15,260)		15,260

IOWA 0.2%
Iowa, TRAN, 4.50%, 6/30/06	2,000	2,014
Total Iowa (Cost $2,014)		2,014

KANSAS 2.4%
Kansas Dev. Fin. Auth., Multi-Family, VRDN (Currently 3.07%)	11,000	11,000
Wichita, GO, 3.75%, 2/9/06	10,000	10,013
Wyandotte County / Kansas City, GO, Unified Gov't
3.00%, 4/1/06	3,300	3,300
3.25%, 11/1/06	4,700	4,700
Total Kansas (Cost $29,013)		29,013

KENTUCKY 1.1%
Breckinridge County, Kentucky Assoc. of Counties Leasing Trust
VRDN (Currently 2.98%)	3,300	3,300
Kentucky Asset / Liability Commission, GO, TECP
3.15%, 10/11/06	10,000	10,000
Total Kentucky (Cost $13,300)		13,300

LOUISIANA 1.4%
Lake Charles Harbor & Terminal Dist., Conoco
VRDN (Currently 3.00%)	9,340	9,340
New Orleans Aviation Board, VRDN (Currently 3.05%)
(MBIA Insured)	1,345	1,345
Plaquemines Port, Harbor & Terminal, Chevron Corp.
VRDN (Currently 3.00%) (Tender 9/1/06)	5,500	5,500
Total Louisiana (Cost $16,185)		16,185

MARYLAND 15.4%
Baltimore County, Quail Ridge Apartments
VRDN (Currently 3.04%)	5,000	5,000
Baltimore County Economic Dev., Garrison Forest School
VRDN (Currently 3.00%)	3,550	3,550
Carroll County
Fairhaven Retirement Community
VRDN (Currently 3.05%)	1,500	1,500
VRDN (Currently 3.07%)	5,000	5,000
Frederick County EFA, Mount. St. Mary's College
VRDN (Currently 3.09%)	3,420	3,420
Gaithersburg
Asbury Solomons Group
VRDN (Currently 3.05%) (MBIA Insured)	8,995	8,995
VRDN (Currently 3.07%)	10,500	10,500
Howard County, Sherwood Crossing Apartments
VRDN (Currently 3.04%)	11,610	11,610
Maryland CDA, Residential, 3.12%, 11/24/06	7,000	7,000
Maryland Economic Dev. Corp.
American Urological Ed., VRDN (Currently 3.00%)	2,885	2,885
Associated Catholic Charities, VRDN (Currently 3.04%)	3,700	3,700
Providence Center, VRDN (Currently 3.06%)	2,000	2,000
Maryland HHEFA
Adventist Healthcare, VRDN (Currently 3.07%)	2,420	2,420
Beth Tfiloh Dahan Community School
VRDN (Currently 3.00%)	7,000	7,000
Bryn Mawr School for Girls, VRDN (Currently 3.00%)	4,500	4,500
Friends School of Baltimore, VRDN (Currently 3.00%)	2,500	2,500
Ginger Cove Life Care, VRDN (Currently 3.07%)	5,515	5,515
Johns Hopkins Hosp., TECP, 2.78%, 12/8/05	4,000	4,000
Johns Hopkins Univ., TECP, 3.19%, 2/8/06	8,500	8,500
Mercy Ridge, VRDN (Currently 3.07%)	8,475	8,475
Norwood School, VRDN (Currently 2.95%)	2,195	2,195
Stella Maris Operating Corp., VRDN (Currently 3.00%)	5,145	5,145
Univ. of Maryland Medical System
VRDN (Currently 3.04%) (AMBAC Insured)	3,380	3,380
Maryland Ind. Dev. Fin. Auth.
Calvert School, VRDN (Currently 3.00%)	1,625	1,625
National Aquarium in Baltimore
VRDN (Currently 2.99%)	2,000	2,000
Montgomery County Economic Dev.
George Meany Center for Labor Studies
VRDN (Currently 3.05%)	3,700	3,700
Georgetown Preparatory School
VRDN (Currently 3.05%)	12,000	12,000
Howard Hughes Medical Institute
VRDN (Currently 3.00%)	8,500	8,500
Institute for Genomic Research
VRDN (Currently 3.05%)	970	970
Sandy Spring Friends School
VRDN (Currently 3.00%)	3,895	3,895
Montgomery County Housing Opportunities Commission
Oakwood Multi-Family, VRDN (Currently 3.00%)	18,800	18,800
Univ. of Maryland, College Park, VRDN (Currently 3.09%)	9,285	9,285
Washington County, LSN/TLS Obligated Group
VRDN (Currently 3.08%)	4,350	4,350
Total Maryland (Cost $183,915)		183,915

MASSACHUSETTS 0.5%
Massachusetts, GO
VRDN (Currently 3.06%) (FSA Insured)	5,000	5,000
5.00%, 12/1/05	700	700
Total Massachusetts (Cost $5,700)		5,700

MICHIGAN 4.5%
Michigan, GO, TAN, 4.50%, 9/29/06	5,000	5,050
Michigan Building Auth., TECP, 2.90%, 12/14/05	20,000	20,000
Michigan Hosp. Fin. Auth., Trinity Health
VRDN (Currently 3.00%)	8,000	8,000
Michigan Municipal Bond Auth., GO
3.75%, 3/21/06	12,000	12,032
4.25%, 8/18/06	7,600	7,664
Univ. of Michigan, Medical Savings Plan
VRDN (Currently 3.01%)	990	990
Total Michigan (Cost $53,736)		53,736
MINNESOTA 1.0%
Minneapolis Health Care
Fairview Health Services
VRDN (Currently 2.97%) (AMBAC Insured)	4,000	4,000
VRDN (Currently 2.99%) (AMBAC Insured)	5,000	5,000
Minnesota Housing Fin. Agency
Single Family, 2.90%, 5/18/06	3,500	3,500
Total Minnesota (Cost $12,500)		12,500

MISSISSIPPI 2.3%
Harrison County, E.I. DuPont de Nemours
VRDN (Currently 3.01%)	3,250	3,250
Jackson County Port Fac., Chevron Corp.
VRDN (Currently 2.99%)	1,700	1,700
Mississippi Development Bank, TECP
3.11%, 7/28/06	6,000	6,000
Mississippi Hosp. Equipment Fac. Auth.
North Mississippi Health, VRDN (Currently 3.08%)	15,050	15,050
Rankin County Ind. Dev., Siemens, VRDN (Currently 3.05%)	1,600	1,600
Total Mississippi (Cost $27,600)		27,600

NEBRASKA 1.4%
American Public Energy Agency, VRDN (Currently 3.05%)	17,300	17,300
Total Nebraska (Cost $17,300)		17,300

NEW JERSEY 1.0%
New Jersey, GO, TRAN, 4.00%, 6/23/06	12,000	12,075
Total New Jersey (Cost $12,075)		12,075

NEW YORK 1.4%
New York City Municipal Water Fin. Auth.
VRDN (Currently 3.08%) (AMBAC Insured)	7,435	7,435
New York City Transitional Fin. Auth.
VRDN (Currently 3.06%)	5,000	5,000
New York State Power Auth.
VRDN (Currently 2.80%) (Tender 3/1/06)	4,170	4,170
Total New York (Cost $16,605)		16,605

NORTH CAROLINA 5.8%
Charlotte, TECP, Water & Sewer, 3.00%, 2/7/06	11,900	11,900
Charlotte, GO, TECP, Water & Sewer
2.75%, 4/6/06	6,000	6,000
2.90%, 4/26/06	4,900	4,900
Charlotte, Water & Sewer, VRDN (Currently 3.03%)	1,895	1,895
Guilford County, GO, VRDN (Currently 3.05%)	29,580	29,580
North Carolina, GO
VRDN (Currently 3.06%)	3,995	3,995
VRDN (Currently 3.07%)	2,435	2,435
North Carolina Medical Care Commission, Deerfield Episcopal
Retirement Community, VRDN (Currently 3.08%)	4,000	4,000
North Carolina Municipal Power Agency #1
VRDN (Currently 3.08%) (MBIA Insured)	2,165	2,165
Winston-Salem, GO, VRDN (Currently 3.15%)	2,750	2,750
Total North Carolina (Cost $69,620)		69,620

OHIO 3.7%
Akron, Bath & Copley Township Hosp., Summa Health Obligation Group,
VRDN (Currently 3.08%)	6,190	6,190
Cuyahoga County Hosp., Metrohealth, VRDN (Currently 3.09%)	10,000	10,000
Franklin County Hosp., Children's Hosp.
VRDN (Currently 3.05%) (AMBAC Insured)	5,540	5,540
Ohio, GO, VRDN (Currently 3.06%)	2,495	2,495
Ohio State Univ., VRDN (Currently 2.97%)	12,000	12,000
Ohio Turnpike, VRDN (Currently 3.08%) (FGIC Insured)	7,495	7,495
Total Ohio (Cost $43,720)		43,720

OREGON 1.2%
Oregon, GO, TAN, 4.50%, 11/27/06	14,000	14,192
Total Oregon (Cost $14,192)		14,192

PENNSYLVANIA 1.6%
Allegheny County Hosp. Dev. Auth., Univ. of Pittsburgh Medical Center,
VRDN (Currently 3.16%)	10,000	10,000
Geisinger Auth., Geisinger Health, VRDN (Currently 3.04%)	9,400	9,400
Total Pennsylvania (Cost $19,400)		19,400

RHODE ISLAND 1.3%
Rhode Island Health & Ed. Building Corp., Brown Univ.
VRDN (Currently 3.07%)	15,300	15,300
Total Rhode Island (Cost $15,300)		15,300

SOUTH CAROLINA 2.9%
Charleston Water & Sewer, VRDN (Currently 3.07%)	16,000	16,000
Lexington & Richland Countys School Dist., GO
3.00%, 3/1/06	10,000	10,007
South Carolina, GO, VRDN (Currently 3.08%)	5,000	5,000
South Carolina EFA, Charleston Southern Univ.
VRDN (Currently 3.05%)	3,200	3,200
Total South Carolina (Cost $34,207)		34,207

SOUTH DAKOTA 2.2%
South Dakota HEFA
Avera Health, VRDN (Currently 3.09%) (MBIA Insured)	6,450	6,450
Sioux Valley Hosp., VRDN (Currently 3.09%)	19,660	19,660
Total South Dakota (Cost $26,110)		26,110

TENNESSEE 2.5%
Clarksville Public Building Auth., GO, VRDN (Currently 3.00%)	2,820	2,820
Metropolitan Nashville & Davidson County
Belmont University, VRDN (Currently 2.99%)	5,000	5,000
Metropolitan Nashville & Davidson County, GO
VRDN (Currently 3.08%) (FGIC Insured)	9,665	9,665
Richland County School Dist. No. 001, GO, 4.00%, 3/1/06	3,000	3,008
Shelby County, GO, 2.80%, 12/6/05	10,000	10,000
Total Tennessee (Cost $30,493)		30,493

TEXAS 11.9%
Arlington, Dallas Cowboys, VRDN (Currently 3.08%)
(MBIA Insured)	26,000	26,000
Dallas, GO, 4.00%, 2/15/06	1,000	1,003
Dallas Community College Dist., VRDN (Currently 3.00%)	2,600	2,600
Dallas Independent School Dist., VRDN (Currently 3.07%)	3,000	3,000
Harris County, GO, TECP
2.80%, 12/6/05	6,950	6,950
2.80%, 12/12/05	4,470	4,470
3.06%, 12/12/06	1,910	1,910
3.10%, 2/8/06	16,070	16,070
Harris County Health Fac. Dev. Corp.
St. Lukes Episcopal Health, VRDN (Currently 3.08%)
(FGIC Insured)	9,820	9,820
Texas Childrens Hosp., VRDN (Currently 3.00%)
(MBIA Insured)	1,900	1,900
Houston Airport, VRDN (Currently 3.07%) (FSA Insured)	2,995	2,995
Houston Independent School Dist., GO
VRDN (Currently 3.07%) (FSA Insured)	1,670	1,670
North Central Texas Health Fac. Dev. Corp.
Methodist Hosp. of Dallas, TECP, 2.92%, 2/6/06 (AMBAC Insured)	23,700	23,700
Northside Independent School Dist., GO, 2.85%, 6/15/35
(Tender 6/15/06)	13,000	13,000
San Antonio Electric &Gas, TECP, 2.80%, 1/19/06	7,400	7,396
Texas, GO, TRAN, 4.50%, 8/31/06	15,150	15,315
Univ. of Texas, Board of Regents, VRDN (Currently 3.07%)	4,500	4,500
Total Texas (Cost $142,299)		142,299

UTAH 4.5%
Intermountain Power Agency
VRDN (Currently 3.08%) (MBIA Insured)	5,000	5,000
TECP, 2.75%, 12/6/05	14,700	14,700
Murray City
IHC Health Services
VRDN (Currently 3.04%)	29,700	29,700
VRDN (Currently 3.08%)	5,000	5,000
Total Utah (Cost $54,400)		54,400

VERMONT 0.7%
Vermont Ed. & Health Buildings Fin. Agency, Middlebury College
VRDN (Currently 3.16%) 11/1/32 (Tender 11/1/06)	8,050	8,050
Total Vermont (Cost $8,050)		8,050

VIRGINIA 3.4%
Alexandria IDA, Institute for Defense Analyses
VRDN (Currently 3.07%) (AMBAC Insured)	7,000	7,000
Capital Region Airport Commission, VRDN (Currently 3.05%)	5,000	5,000
Richmond IDA, Virginia Historical Society
VRDN (Currently 3.05%)	6,580	6,580
Virginia College Building Auth., Public Higher Ed.
4.00%, 9/1/06	1,000	1,007
Virginia Housing Dev. Auth., Single Family
3.05%, 10/1/15 (Tender 7/5/06)	16,470	16,470
Virginia Public Building Auth., 4.50%, 8/1/06	4,200	4,238
Total Virginia (Cost $40,295)		40,295

WASHINGTON 1.9%
Energy Northwest
VRDN (Currently 3.00%)	4,700	4,700
VRDN (Currently 3.07%)	6,535	6,535
VRDN (Currently 3.07%) (MBIA Insured)	7,490	7,490
Municipality of Metropolitan Seattle, GO
VRDN (Currently 3.10%) (Tender 8/30/06)	3,225	3,225
Port of Seattle, VRDN (Currently 3.07%) (MBIA Insured)	1,000	1,000
Total Washington (Cost $22,950)		22,950

WEST VIRGINIA 0.8%
Marshall County West Virginia, PCR, Ohio Power
VRDN (Currently 2.99%)	9,900	9,900
Total West Virginia (Cost $9,900)		9,900

Total Investments in Securities
100.8% of Net Assets (Cost $1,206,185)	$ 1,206,185

(1)	Denominated in U.S. dollars unless otherwise noted
AMBAC	AMBAC Assurance Corp.
CDA	Community Development Administration/Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EXEMPT MONEY FUND
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $1,206,185,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2006